Related party balances and transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party balances and transactions

Note 9 – Related party balances and transactions

Nature of relationships with related parties

Related parties	Relationship
Ms. Rhonda Wong	Shareholder, Director, Chief Executive Officer
Vienna Management Ltd	Shareholder, wholly-owned by the Chairman of the board of Directors
Termbasu Holding Pte Ltd	Owned by the Chairman of the board of Directors
Mr. Loh Kim Kang David (“Mr. Loh”)	Shareholder, the Chairman of the board of Directors

Related party balances

Transaction nature	Name	2021		2022		2022
		SGD		SGD		USD
Amount due to	Vienna Management Ltd	-		2,290,044	ii	1,708,478

Amount due from	Vienna Management Ltd	870,728	[i]	-		-

Contract liability	Mr. Loh	-		103,908	iii	77,520

[i]	The Company had an unsecured, interest-free loan to Vienna Management Ltd amounting to S$870,728 in December 2021. As of December 31, 2021 and 2022, the loan balance due from Vienna Management Ltd amounted to S$870,728 and nil respectively. The amounts were wholly settled in cash in February 2022.

ii	On May 1, 2019 and December 1, 2022 the Company entered into two separated interest-free loan facility agreements with Vienna Management Ltd, one of the Company’s major shareholders. Both revolving loan facility agreements offered up to S$2.0 million each for general working capital and general corporate purposes. The amount of S$2,290,044 (US$1,708,478) on December 31, 2022 had been fully settled in March 2023.

iii	On February 25, 2022, the Company entered into a services agreement with subsequent various orders with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in total consideration S$3,618,250 (US$2,699,381). For the year ended December 31, 2022, the project was not completed and Mr. Loh. paid to the Company in consideration S$3,085,865 (US$2,302,197). The Company received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022. During the year ended December 31, 2022, the Company recognized revenue S$2,981,957 (US$2,224,676) for the project. The whole project was completed by the end of January 2023.

Related party transactions

Transaction nature	Name	2020	2021		2022		2022
		SGD	SGD		SGD		USD
Brokerage services provided to	Ms. Rhonda Wong	950	1,050	(1)	2,900	(1)	2,164
Brokerage services provided to	Termbasu Holding Pte Ltd	25,000	254,786	(2)	-		-
Emerging and other services to	Mr. Loh	-	-		2,981,957	(3)	2,224,676
Emerging and other services to	Ms. Rhonda Wong	-	-		1,199	(4)	896

All transactions’ price through an arms’ length arrangement.

(1)	Ms. Rhonda Wong engaged the Company to look for tenant for a property in September 2021 and March 2022. The respective project was completed during year ended December 31, 2021 and 2022, and Ms. Rhonda Wong paid half month of rental as commission to the Company, being S$1,050 and S$2,900 (US$2,164).

(2)	Termbasu Holding Pte Ltd entered seven (7) service agreements with the Company to sale seven (7) private properties in January 2022. The commission was 2% of transaction price and paid upon completion of the transactions during the year ended December 31, 2022.

(3)	Details have been disclosed above.

(4)	Ms. Rhonda Wong engaged the Company to move and clean her house in April 2022. The project was completed during year ended December 31, 2022, and Ms. Rhonda Wong paid a service fee of S$1,199 (US$896) to the Company.